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QUARTERLY REPORT

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Principal	Value
104.19%	CONVERTIBLE BONDS
7.63%	COMMUNICATION SERVICES
	Trump Media & Technology Group Corp. 05/29/2028 0.766% 144A(A)	$483,000	$448,888

12.77%	CONSUMER DISCRETIONARY
	GameStop Corp. 04/01/2030 0.000%	728,000	750,932

20.76%	FINANCIALS
	MARA Holdings, Inc. 03/01/2030 4.969%(A)	450,000	399,150
	MARA Holdings, Inc. 06/01/2031 3.280%(A)	420,000	387,030
	MARA Holdings, Inc. 09/01/2031 2.125%	138,000	117,559
	Riot Platforms, Inc. 01/15/2030 0.750%	275,000	316,938
			1,220,677

63.03%	INFORMATION TECHNOLOGY
	Strategy, Inc. 12/01/2029 4.199%(A)	1,618,000	1,346,985
	Strategy, Inc. 03/01/2030 1.031%(A)	905,000	792,705
	Strategy, Inc. 03/15/2030 0.625%	362,000	417,260
	Strategy, Inc. 03/15/2031 0.875%	275,000	264,894
	Strategy, Inc. 06/15/2032 2.250%	363,000	371,894
	Strategy, Inc. 09/15/2028 0.625%	465,000	511,731
			3,705,469

104.19%	TOTAL CONVERTIBLE BONDS		6,125,966
	(Cost: $7,116,433)

		Shares	Value
0.17%	WARRANTS

0.17%	CONSUMER DISCRETIONARY
	GameStop Corp.(B)	2,438	9,411

0.16%	TOTAL WARRANTS		9,411

QUARTERLY REPORT

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
0.91%	MONEY MARKET FUND
	First American Money Market Funds - Institutional 3.580%(C)	53,662	$53,662
	(Cost: $53,662)

105.27%	TOTAL INVESTMENTS		6,189,039
	(Cost: $7,170,119)
(5.27%)	Liabilities in excess of other assets		(309,692)
100.00%	NET ASSETS		$5,879,347

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31, 2026.

(B)Non-income producing.

(C)Effective 7 day yield as of March 31, 2026.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $448,888 and is 7.63% of the Fund’s net assets.

QUARTERLY REPORT

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Convertible Bonds	$—	$6,125,966	$—	$6,125,966
Warrants	9,411	—	—	9,411
Money Market Fund	53,662	—	—	53,662
	$63,073	$6,125,966	$—	$6,189,039

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $7,170,119, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$146,916
Gross unrealized depreciation	(1,127,997)
Net unrealized depreciation	$(981,080)